Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net earnings	$ 88,002	$ 95,274	$ 65,486
Other comprehensive income (loss):
Foreign currency translation adjustments	7,152	(2,275)	(15,651)
Pension adjustment, net of taxes of $763, $674, and ($1,886) for the years ended June 30, 2018, 2017, and 2016, respectively	2,846	2,514	(7,031)
Other comprehensive income (loss)	9,998	239	(22,682)
Comprehensive income	$ 98,000	$ 95,513	$ 42,804